Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2024
Property, Equipment and Software, Net
Property, Equipment and Software, Net
8.	Property, Equipment and Software, Net

Property, equipment and software, net, consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Computer and electronic equipment	23,003	21,529
Office furniture and equipment	1,451	2,363
Leasehold improvements	43,714	46,261
Software	31,453	31,022
Office buildings	—	212,804
Total	99,621	313,979
Less: accumulated depreciation	(65,743)	(73,955)
Property, equipment and software, net	33,878	240,024

Depreciation expenses for the years ended December 31, 2022, 2023 and 2024 were RMB22,837, RMB13,417 and RMB11,442, respectively.

No impairment on property, equipment and software was recorded for the years ended December 31, 2022, 2023 and 2024.